Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,822,518	¥ 4,744,682
Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	73,866	89,663
30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	23,530	34,345
90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	50,336	55,318
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,339,398	2,343,030
Consumer borrowers | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,408	9,820
Consumer borrowers | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,492	4,183
Consumer borrowers | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,916	5,637
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,105,727	2,113,430
Consumer borrowers | Consumer - Real Estate Loans | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,420	3,735
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	961	1,473
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,459	2,262
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	169,179	173,687
Consumer borrowers | Consumer-Card loans | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,333	874
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	428	371
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	905	503
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	64,492	55,913
Consumer borrowers | Consumer - Other | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,655	5,211
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,103	2,339
Consumer borrowers | Consumer - Other | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,552	2,872
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,400,177	1,343,679
Corporate borrowers | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	28,579	52,775
Corporate borrowers | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,202	20,840
Corporate borrowers | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	23,377	31,935
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	73,384	74,085
Corporate borrowers | Non-recourse Loans | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	59,465	80,918
Corporate borrowers | Non-recourse Loans | The Americas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,722	3,556
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	514
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,722	3,042
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	278,480	278,607
Corporate borrowers | Real estate companies in Japan | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	485	928
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	194	578
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	291	350
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	85,865	121,851
Corporate borrowers | Real estate companies in overseas | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,067	36,992
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	16,113
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,067	20,879
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	154,313	164,132
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,771	2,511
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,448	1,243
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,323	1,268
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	748,670	624,086
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,534	8,788
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,560	2,392
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,974	6,396
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,082,943	1,057,973
Net investment in leases | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	33,879	27,068
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	632,234	652,455
Net investment in leases | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,628	8,034
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	450,709	405,518
Net investment in leases | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	25,251	19,034
Net investment in leases | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	14,836	9,322
Net investment in leases | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,698	2,252
Net investment in leases | 30 To 89 Days Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,138	7,070
Net investment in leases | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	19,043	17,746
Net investment in leases | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,930	5,782
Net investment in leases | 90 Days or More Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 14,113	¥ 11,964